Fair Value (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
Composition of Investment Portfolio by Major Security Type
The composition of the investment portfolio by major security type and our outstanding debt was:

	Fair Value
(millions)	Level 1	Level 2	Level 3	Total	Cost
December 31, 2023
Fixed maturities:
U.S. government obligations	$36,869.4	$0	$0	$36,869.4	$37,823.2
State and local government obligations	0	2,202.8	0	2,202.8	2,338.4
Foreign government obligations	0	16.3	0	16.3	17.3
Corporate debt securities	0	11,180.7	3.0	11,183.7	11,446.0
Subtotal	36,869.4	13,399.8	3.0	50,272.2	51,624.9
Asset-backed securities:
Residential mortgage-backed	0	417.2	0	417.2	426.9
Commercial mortgage-backed	0	3,939.7	0	3,939.7	4,535.2
Other asset-backed	0	5,575.4	0	5,575.4	5,667.2
Subtotal asset-backed securities	0	9,932.3	0	9,932.3	10,629.3
Redeemable preferred stocks:
Financials	0	23.1	0	23.1	24.5
Utilities	0	9.4	0	9.4	10.4
Industrials	0	141.2	0	141.2	152.8
Subtotal redeemable preferred stocks	0	173.7	0	173.7	187.7
Total fixed maturities	36,869.4	23,505.8	3.0	60,378.2	62,441.9
Short-term investments	1,757.0	32.9	0	1,789.9	1,789.9
Total available-for-sale securities	38,626.4	23,538.7	3.0	62,168.1	64,231.8
Equity securities:
Nonredeemable preferred stocks:
Financials	0	802.7	49.2	851.9	922.1
Utilities	0	35.4	0	35.4	40.0
Industrials	0	0	14.8	14.8	15.0
Subtotal nonredeemable preferred stocks	0	838.1	64.0	902.1	977.1
Common equities:
Common stocks	2,885.3	0	22.5	2,907.8	685.4
Other risk investments	0	0	20.6	20.6	20.6
Subtotal common equities	2,885.3	0	43.1	2,928.4	706.0
Total equity securities	2,885.3	838.1	107.1	3,830.5	1,683.1
Total portfolio	$41,511.7	$24,376.8	$110.1	$65,998.6	$65,914.9
Debt	$0	$6,431.3	$0	$6,431.3	$6,888.6

	Fair Value
(millions)	Level 1	Level 2	Level 3	Total	Cost
December 31, 2022
Fixed maturities:
U.S. government obligations	$25,167.4	$0	$0	$25,167.4	$26,770.7
State and local government obligations	0	1,977.1	0	1,977.1	2,180.0
Foreign government obligations	0	15.5	0	15.5	16.8
Corporate debt securities	0	9,412.7	0	9,412.7	10,125.8
Subtotal	25,167.4	11,405.3	0	36,572.7	39,093.3
Asset-backed securities:
Residential mortgage-backed	0	666.8	0	666.8	696.1
Commercial mortgage-backed	0	4,663.5	0	4,663.5	5,446.0
Other asset-backed	0	4,564.6	0	4,564.6	4,826.0
Subtotal asset-backed securities	0	9,894.9	0	9,894.9	10,968.1
Redeemable preferred stocks:
Financials	0	40.5	0	40.5	43.6
Utilities	0	9.1	0	9.1	10.5
Industrials	9.2	125.5	0	134.7	148.5
Subtotal redeemable preferred stocks	9.2	175.1	0	184.3	202.6
Total fixed maturities	25,176.6	21,475.3	0	46,651.9	50,264.0
Short-term investments	2,800.7	61.0	0	2,861.7	2,861.7
Total available-for-sale securities	27,977.3	21,536.3	0	49,513.6	53,125.7
Equity securities:
Nonredeemable preferred stocks:
Financials	39.0	994.4	67.4	1,100.8	1,244.2
Utilities	0	71.2	0	71.2	79.9
Industrials	0	24.8	16.4	41.2	40.1
Subtotal nonredeemable preferred stocks	39.0	1,090.4	83.8	1,213.2	1,364.2
Common equities:
Common stocks	2,783.4	0	18.3	2,801.7	806.3
Other risk investments	0	0	19.8	19.8	19.8
Subtotal common equities	2,783.4	0	38.1	2,821.5	826.1
Total equity securities	2,822.4	1,090.4	121.9	4,034.7	2,190.3
Total portfolio	$30,799.7	$22,626.7	$121.9	$53,548.3	$55,316.0
Debt	$0	$5,717.9	$0	$5,717.9	$6,388.3

Summary of Changes in Fair Value Associated With Level 3 Assets
The following tables provide a summary of changes in fair value associated with Level 3 assets for the years ended December 31, 2023 and 2022:

	Level 3 Fair Value
(millions)	Fair Value at Dec. 31, 2022	Calls/ Maturities/ Paydowns/Other	Purchases	Sales	Net Realized (Gain)/Loss on Sales	Change in Valuation	Net Transfers In (Out)	Fair Value at Dec. 31, 2023
Fixed maturities:
Corporate debt securities	$0	$0	$3.0	$0	$0	$0	$0	$3.0
Equity securities:
Nonredeemable preferred stocks:
Financials	67.4	(8.1)	1.0	0	0	(11.1)	0	49.2
Industrials	16.4	0	0	0	0	(1.6)	0	14.8
Common equities:
Common stocks	18.3	8.1	0	(10.0)	8.9	(2.8)	0	22.5
Other risk investments	19.8	0.8	0	0	0	0	0	20.6
Total Level 3 securities	$121.9	$0.8	$4.0	$(10.0)	$8.9	$(15.5)	$0	$110.1

	Level 3 Fair Value
(millions)	Fair Value at Dec. 31, 2021	Calls/ Maturities/ Paydowns/Other	Purchases	Sales	Net Realized (Gain)/Loss on Sales	Change in Valuation	Net Transfers In (Out)[1]	Fair Value at Dec. 31, 2022
Equity securities:
Nonredeemable preferred stocks:
Financials	$76.4	$0	$2.5	$(15.0)	$(17.2)	$20.7	$0	$67.4
Industrials	34.4	(0.5)	0	0	0	(17.5)	0	16.4
Common equities:
Common stocks	0	0	0	0	0	0	18.3	18.3
Other risk investments	16.9	2.9	0	0	0	0	0	19.8
Total Level 3 securities	$127.7	$2.4	$2.5	$(15.0)	$(17.2)	$3.2	$18.3	$121.9
[1]The security was transferred into Level 3 due to a lack of observable market level inputs.
Summary of Quantitative Information about Level 3 Fair Value Measurements
The following tables provide a summary of the quantitative information about Level 3 fair value measurements for our applicable securities at December 31:

	Quantitative Information about Level 3 Fair Value Measurements
($ in millions)	Fair Value at Dec. 31, 2023	Valuation Technique	Unobservable Input	Range of Input Values Increase (Decrease)	Weighted Average Increase (Decrease)
Fixed maturities:
Corporate debt securities	$3.0	Market comparables	Weighted average market capitalization price change %	0.3% to 7.7%	2.6%
Equity securities:
Nonredeemable preferred stocks	64.0	Market comparables	Weighted average market capitalization price change %	17.2% to 39.7%	21.7%
Common stocks	22.5	Market comparables	Weighted average market capitalization price change %	(45.8)% to 95.6%	39.7%
Subtotal Level 3 securities	89.5
Pricing exemption securities	20.6
Total Level 3 securities	$110.1

	Quantitative Information about Level 3 Fair Value Measurements
($ in millions)	Fair Value at Dec. 31, 2022	Valuation Technique	Unobservable Input	Range of Input Values Increase (Decrease)	Weighted Average Increase (Decrease)
Equity securities:
Nonredeemable preferred stocks	$83.8	Market comparables	Weighted average market capitalization price change %	(0.6)% to 19.9%	10.5%
Common stocks	18.3	Market comparables	Weighted average market capitalization price change %	(42.5)% to 59.1%	0.3%
Subtotal Level 3 securities	102.1
Pricing exemption securities	19.8
Total Level 3 securities	$121.9